Offerings	Oct. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,941,645.77
Fee Rate	0.0087%
Amount of Registration Fee	$ 342.92
Offering Note	(1) The securities registered hereunder consist of up to $400,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. The securities registered hereunder also include such unspecified amounts and numbers of shares of common stock, preferred stock, debt securities, warrants and/or units as may be issued upon conversion of or exchange for preferred stock, debt securities, warrants and units that provide for conversion or exchange or pursuant to the antidilution provisions of any such securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $400,000,000, less the aggregate dollar amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The registrant previously paid a registration fee of $34,236.56 for the registration of securities with a maximum aggregate offering price of $247,911,393.05 in connection with initial filing of this registration statement on May 8, 2026. In connection with the filing of this Amendment No. 1 to the registration statement, the registrant is paying an additional filing fee of $342.92 with respect to additional securities with a maximum aggregate price of $3,941,645.77 sold under the registrant's registration statement on Form S-3 (File No. 333-270459), which was declared effective by the U.S. Securities and Exchange Commission (the "SEC") on May 10, 2023 (the "Prior Registration Statement"), between the initial filing of this registration statement and the date hereof.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270459
Carry Forward Initial Effective Date	May 10, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270459
Carry Forward Initial Effective Date	May 10, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270459
Carry Forward Initial Effective Date	May 10, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270459
Carry Forward Initial Effective Date	May 10, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 148,146,961.18
Carry Forward Form Type	S-3
Carry Forward File Number	333-270459
Carry Forward Initial Effective Date	May 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,325.80
Offering Note	(2) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $148,146,961.18 of unsold securities (the "Unsold Securities") previously registered under the Prior Registration Statement. The registrant previously paid registration fees for the Unsold Securities in an amount of $16,325.80 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Such aggregate amount of filing fees associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 17
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 247,911,393.05
Amount of Registration Fee	$ 34,236.56
Offering Note	(1) The securities registered hereunder consist of up to $400,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. The securities registered hereunder also include such unspecified amounts and numbers of shares of common stock, preferred stock, debt securities, warrants and/or units as may be issued upon conversion of or exchange for preferred stock, debt securities, warrants and units that provide for conversion or exchange or pursuant to the antidilution provisions of any such securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $400,000,000, less the aggregate dollar amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The registrant previously paid a registration fee of $34,236.56 for the registration of securities with a maximum aggregate offering price of $247,911,393.05 in connection with initial filing of this registration statement on May 8, 2026. In connection with the filing of this Amendment No. 1 to the registration statement, the registrant is paying an additional filing fee of $342.92 with respect to additional securities with a maximum aggregate price of $3,941,645.77 sold under the registrant's registration statement on Form S-3 (File No. 333-270459), which was declared effective by the U.S. Securities and Exchange Commission (the "SEC") on May 10, 2023 (the "Prior Registration Statement"), between the initial filing of this registration statement and the date hereof.